GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets

	2020	2019
Licenses	1,570	1,466
Trade name and trademark	412	427
Patents	412	412
Organization costs	225	320
Total gross value	2,619	2,625
Accumulated amortization for licenses	(813)	(699)
Accumulated amortization for trade name and trademark	(409)	(424)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(320)
Less: Total accumulated amortization	(1,858)	(1,855)
Total	761	770

Schedule of Intangible assets, annual estimated amortization expense

December 31,
2020
2021	113
2022	106
2023	94
2024	87
2025	87
Total	488